UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5410

ING PRIME RATE TRUST

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq.	Jeffrey S. Puretz, Esq.
ING Investments, LLC	Dechert LLP
7337 E. Doubletree Ranch Road	1775 I Street, N.W.
Scottsdale, AZ 85258	Washington, DC 20006

Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: February 28

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-05410

Reporting Period: 07/01/2005 - 06/30/2006

ING Prime Rate Trust

============================= ING PRIME RATE TRUST =============================

HAYES LEMMERZ INTERNATIONAL INC.

Ticker:       HAYZ           Security ID:  420781304

Meeting Date: JUL 27, 2005   Meeting Type: Annual

Record Date:  MAY 31, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect  Director William H. Cunningham     For       For        Management

1.2   Elect  Director Laurie Siegel             For       For        Management

1.3   Elect  Director Moshen Sohi               For       For        Management

2     Ratify Auditors                           For       For        Management

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HOLMES GROUP, INC. (THE)

Ticker:       N/A            Security ID:  436991947

Meeting Date: JUL 13, 2005   Meeting Type: Special

Record Date:  JUN 30, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Agreement and Plan of Merger      For       For        Management

2     Approve Payments to CEO, Waiver of Option For       For        Management

      Agreement Provisions and Acceleration of

      Vesting

3     Other Business                            For       For        Management

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JDS UNIPHASE CORP.

Ticker:       JDSU           Security ID:  46612J101

Meeting Date: DEC 1, 2005    Meeting Type: Annual

Record Date:  OCT 11, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect  Director Richard T. Liebhaber      For       For        Management

1.2   Elect  Director Casimir S. Skrzypczak     For       For        Management

2     Approve Reverse Stock Split               For       For        Management

3     Ratify Auditors                           For       For        Management

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MMH HOLDINGS, INC.

Ticker:       N/A            Security ID:  55308T877

Meeting Date: FEB 16, 2006   Meeting Type: Annual

Record Date:  JAN 6, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director John Sumner, Jr.           For       For        Management

1.2   Elect Director Michael Hadjinian          For       For        Management

2     Ratify Auditors                           For       For        Management

3     Other Business                            For       For        Management

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OUTSOURCING SOLUTIONS INC.

Ticker:       N/A            Security ID:  N/A

Meeting Date: JUL 21, 2005   Meeting Type: Annual

Record Date:  JUN 30, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Roger A. Krone             For       For        Management

1.2   Elect Director Peter M. Leger             For       For        Management

2     Ratification of Indemnification           For       For        Management

      Agreements approved by the Board of

      Directors at its January 22, 2004 Meeting

3     Other Business                            For       For        Management

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OUTSOURCING SOLUTIONS INC.

Ticker:       N/A            Security ID:  N/A

Meeting Date: OCT 28, 2005   Meeting Type: Special

Record Date:  SEP 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     To approve the appointment of Andrew G.   For       Against    Management

      Bluhm as director

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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  78645Q992

Meeting Date: SEP 23, 2005   Meeting Type: Annual

Record Date:  AUG 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director George T. Haymaker         For       For        Management

1.2   Elect Director Wilson C. Cooney           For       For        Management

1.3   Elect Director Donald DeFosset Jr.        For       For        Management

1.4   Elect Director James J. Gaffney           For       For        Management

1.5   Elect Director Douglas A. Herron          For       For        Management

1.6   Elect Director Robert Ruocco              For       For        Management

1.7   Elect Director Laurie M. Shahon           For       For        Management

1.8   Elect Director Michael S. Wilder          For       For        Management

1.9   Elect Director Dan H. Wilson              For       For        Management

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SAFELITE REALTY CORP.

Ticker:       N/A            Security ID:  79599W969

Meeting Date: SEP 23, 2005   Meeting Type: Annual

Record Date:  AUG 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director George T. Haymaker         For       For        Management

1.2   Elect Director Dan H. Wilson              For       For        Management

1.3   Elect Director James J. Gaffney           For       For        Management

========== END N-PX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING PRIME RATE TRUST

By:	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006